RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions

	March 31, 2022	December 31, 2021
	$	$
Mr. Yin-Chieh Cheng (1)	7,653	–
Mountain Share Transfer, LLC (2)	7,681	39,341
Total	15,334	39,341

Due from a related party

The balance due from a related party was as following:

	March 31, 2022	December 31, 2021
	$	$
Taisi Electrical & Plumbing Co. Pte Ltd. (3)	2,073,362	1,615,217

Note:

(1)	Mr. Yin-Chieh Cheng (“Mr. Cheng”) is the chairman the Company, and he holds 42.5% shares of the Company. The balance due to Mr. Cheng as of March 31, 2022 mainly represented the amount paid by Mr. Cheng on behalf of the Company.

(2)

Mountain Share Transfer, LLC is company 100% controlled by Erik S. Nelson, a greater than 5% stockholder of the Company. The balances represented the amount paid on behalf of the Company for its daily operation purpose.

(3)	Mr. Tsai Wen-Chih is the director of XFC and has control power over Taisi Electrical & Plumbing Co. Pte Ltd. The Company took over the receivable amount of $877,809 from acquisition of XFC in December 2020. None of the receivables have been impaired and it is expected that the full contractual amounts can be collected.